Not FDIC Insured May Lose Value No Bank Guarantee
TLEMF-Q3PH

Statement of Investments
(unaudited)
Templeton Emerging Markets Fund 2
Notes to Statement of Investments 6

Templeton Emerging Markets Fund
Statement of Investments (unaudited), May 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 97.8%
Brazil 3.4%
a
B2W Cia Digital .................. Internet & Direct Marketing Retail 66,200 $ 756,980
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 761,207 2,555,178
a
Lojas Americanas SA ............. Multiline Retail 574,985 2,061,024
a
M Dias Branco SA ................ Food Products 109,200 612,112
TOTVS SA ..................... Software 47,700 314,665
Vale SA ........................ Metals & Mining 261,139 5,736,232
12,036,191
Cambodia 0.2%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 730,000 752,129
China 30.9%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,053,435 28,512,316
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 360,000 129,666
a
Baidu, Inc., ADR ................. Interactive Media & Services 11,594 2,275,555
c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 8,358,200 6,132,186
China Merchants Bank Co. Ltd., A .... Banks 337,500 3,082,524
China Merchants Bank Co. Ltd., H .... Banks 585,800 5,405,695
China Resources Cement Holdings Ltd. Construction Materials 3,300,424 3,493,738
China Resources Land Ltd. ......... Real Estate Management & Development 251,607 1,176,027
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 228,871 185,545
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 55,579 4,133,966
Flat Glass Group Co. Ltd., H ........ Semiconductors & Semiconductor Equipment 354,300 1,088,359
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 271,529 3,982,193
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 451,000 1,846,371
Longshine Technology Group Co. Ltd., A Software 380,528 1,043,538
NetEase , Inc., ADR ............... Entertainment 19,485 2,297,866
a
New Oriental Education & Technology
Group, Inc. .................... Diversified Consumer Services 77,400 818,774
a
New Oriental Education & Technology
Group, Inc., ADR ............... Diversified Consumer Services 62,100 635,283
Ping An Bank Co. Ltd., A ........... Banks 852,800 3,238,527
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 258,876 2,917,749
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 40,000 434,577
Tencent Holdings Ltd. ............. Interactive Media & Services 378,237 30,048,011
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 187,895 2,957,467
Uni -President China Holdings Ltd. .... Food Products 2,055,094 2,220,422
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 269,612 585,624
108,641,979
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 97,008 2,763,305
India 7.0%
ACC Ltd. ....................... Construction Materials 23,700 648,508
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 2,288 99,921
a
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 60,969 2,982,569
Coal India Ltd. .................. Oil, Gas & Consumable Fuels 131,002 266,608
ICICI Bank Ltd. .................. Banks 1,521,061 13,878,276
Infosys Ltd. ..................... IT Services 268,602 5,156,799

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Tata Investment Corp. Ltd. ......... Capital Markets 122,221 $ 1,783,750
24,816,431
Indonesia 0.6%
Astra International Tbk . PT ......... Automobiles 5,503,600 2,019,857
Mexico 1.5%
a
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 766,117 4,512,429
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,845,731 618,930
5,131,359
Pakistan 0.3%
MCB Bank Ltd. .................. Banks 1,048,503 1,134,381
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 34,920 940,221
Russia 6.4%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 112,393 795,847
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,666 6,962,139
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 56,814 1,308,726
Sberbank of Russia PJSC, ADR ..... Banks 422,882 7,101,419
a
Yandex NV, A ................... Interactive Media & Services 96,749 6,534,427
22,702,558
South Africa 3.6%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 503,977 2,388,101
Naspers Ltd., N .................. Internet & Direct Marketing Retail 45,775 10,152,838
12,540,939
South Korea 22.7%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 72,241 3,546,676
KT Skylife Co. Ltd. ............... Media 45,931 412,207
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 23,515 1,033,649
LG Corp. ....................... Industrial Conglomerates 92,317 8,411,661
NAVER Corp. ................... Interactive Media & Services 47,751 15,592,618
POSCO ....................... Metals & Mining 12,933 4,137,191
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 523,971 38,036,914
Samsung Life Insurance Co. Ltd. ..... Insurance 79,291 5,978,810
Soulbrain Co. Ltd. ................ Chemicals 8,679 2,568,334
79,718,060
Taiwan 16.9%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,083,541 4,459,535
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 4,400 483,305
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 293,544 10,587,913
PChome Online, Inc. .............. Internet & Direct Marketing Retail 237,482 835,537
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,982,689 42,945,787
59,312,077
Thailand 1.3%
Kasikornbank PCL ............... Banks 644,900 2,454,532
Kiatnakin Phatra Bank PCL ......... Banks 673,536 1,228,991

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See A bbreviations on page 10
.
a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Thai Beverage PCL ............... Beverages 1,836,100 $ 950,895
4,634,418
United Kingdom 1.6%
Unilever plc ..................... Personal Products 92,963 5,574,329
United States 0.3%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 17,104 1,223,962
Total Common Stocks (Cost $181,642,963) .....................................
343,942,196
a
Preferred Stocks 3.3%
Brazil 3.3%
d
Banco Bradesco SA, ADR, 2.22% .... Banks 1,188,173 6,035,919
d
Itau Unibanco Holding SA, ADR, 0.84% Banks 1,016,753 5,795,492
11,831,411
Total Preferred Stocks (Cost $11,864,854) ......................................
11,831,411
a a a a a
Escrows and Litigation Trusts 0.0%
a,c,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $193,507,817) ...............................
355,773,607
Short Term Investments 3.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.2%
United States 3.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 11,082,080 11,082,080
Total Money Market Funds (Cost $11,082,080) ..................................
11,082,080
a a a a a
Total Short Term Investments (Cost $11,082,080 ) ................................
11,082,080
a a a
a
Total Investments (Cost $204,589,897) 104.3% ..................................
$366,855,687
Credit Facility (4.3)% .........................................................
(15,000,000)
Other Assets, less Liabilities (0.0)%
†
...........................................
(85,365)
Net Assets 100.0% ...........................................................
$351,770,322
a a a

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $2,057,322, representing 0.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding restricted securities.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At May 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At May 31, 2021, the Fund had 6.4% of its net assets invested in Russia.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At May 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Fund
38,214 Hemisphere Properties India Ltd., Escrow Account ... 10/30/20 $ — $ —
Total Restricted Securities (Value is —% of Net Assets) .............. $— $—

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2021, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $19,017,262 $35,687,639 $(43,622,821) $— $— $11,082,080 11,082,080 $334
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $2,434,485 $(2,434,485) $ — $ — $— — $—
Total Affiliated Securities .... $19,017,262 $38,122,124 $(46,057,306) $— $— $11,082,080 $334

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 12,036,191 $ — $ — $ 12,036,191
Cambodia ............................ — 752,129 — 752,129
China ............................... 13,118,911 89,390,882 6,132,186 108,641,979
Hungary ............................. — 2,763,305 — 2,763,305
India ................................ — 24,816,431 — 24,816,431
Indonesia ............................ — 2,019,857 — 2,019,857
Mexico .............................. 5,131,359 — — 5,131,359
Pakistan ............................. — 1,134,381 — 1,134,381
Peru ................................ 940,221 — — 940,221
Russia .............................. 6,534,427 16,168,131 — 22,702,558
South Africa .......................... 2,388,101 10,152,838 — 12,540,939
South Korea .......................... — 79,718,060 — 79,718,060
Taiwan .............................. — 59,312,077 — 59,312,077
Thailand ............................. — 4,634,418 — 4,634,418
United Kingdom ....................... — 5,574,329 — 5,574,329
United States ......................... 1,223,962 — — 1,223,962
Preferred Stocks ........................ 11,831,411 — — 11,831,411
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 11,082,080 — — 11,082,080
Total Investments in Securities ........... $64,286,663 $296,436,838
b
$6,132,186 $366,855,687
a
Includes securities determined to have no value at May 31, 2021.
b
Includes foreign securities valued at $296,436,838, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
accretion
( amortiza-
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
China ........... $ — $ 718,508 $ — $ 6,728,612 $ — $ — $ — $ (1,314,934) $ 6,132,186 $ (1,314,934)
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in Securities . $— $718,508 $— $6,728,612 $— $ — $ — $ (1,314,934) $6,132,186 $(1,314,934)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes securities determined to have no value.
7. Fair Value Measurements
(continued)

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2021, are as follows:
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Emerging markets Funds
Assets:
Investments in Securities:
Common Stocks:
China................. $6,132,186 Discount to last traded
price
Discount 22.0% Decrease
b
All Other Investments……… —
c
Total.................... $6,132,186
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes securities determined to have no value at May 31, 2021.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.